OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 [1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	100.00%	100.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	97.00%	90.00%
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	3.00%	10.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.